ORGANIZATION AND PRINCIPAL ACTIVITIES - Cash and Cash Equivalent of VIE's (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Financial information of VIEs and subsidiaries/schools
Cash and cash equivalents	$ 22,638	¥ 157,600	¥ 211,436	¥ 195,303
China
Financial information of VIEs and subsidiaries/schools
Cash and cash equivalents		138,419	189,994
Consolidated variable interest entity without recourse [Member]
Financial information of VIEs and subsidiaries/schools
Cash and cash equivalents		94,967
Consolidated variable interest entity without recourse [Member] | China
Financial information of VIEs and subsidiaries/schools
Cash and cash equivalents		86,304	187,815
Non-VIE | China
Financial information of VIEs and subsidiaries/schools
Cash and cash equivalents		¥ 52,115	¥ 2,179